Convertible Senior Notes - Additional Information (Details) ¥ in Thousands, shares in Millions					12 Months Ended
	Jan. 08, 2021 USD ($)	Dec. 21, 2020 USD ($) Day $ / shares	Mar. 29, 2019 USD ($) Day $ / shares shares	Dec. 04, 2018 USD ($) Day $ / shares shares	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($)
Debt Instrument [Line Items]
Debt instrument, face amount					¥ 13,402,897		¥ 17,953,650		$ 2,103,207,000
Cost of capped call recorded as reduction in additional paid-in capital | ¥								¥ (567,140)
2023 Convertible Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount				$ 750,000,000
Debt instrument, payment terms				The 2023 Notes are senior, unsecured obligations of the Company, and interest is payable semi-annually in cash at a rate of 3.75% per annum on June 1 and December 1 of each year, beginning on June 1, 2019.
Debt instrument, frequency of periodic payment				semi-annually
Annual interest rate				3.75%
Loan agreement expiration date				Dec. 01, 2023	Dec. 01, 2023	Dec. 01, 2023
Debt instrument, repurchase date				Dec. 01, 2021
Percentage of repurchase price is equal to principal amount of convertible notes				100.00%
Debt Instrument Redeemed Amount					¥ 4,751,000	$ 746,800,000
Aggregate principal amount of the Notes remained outstanding					¥ 20,400	$ 3,200,000
Effective interest rate					7.04%				7.04%
Net proceeds from issuance of notes				$ 736,700,000
Underwriting discounts and offering expenses				$ 13,300,000
Aggregate schedule of maturities repayment of principal payments due in 2023					¥ 20,400				$ 3,200,000
2023 Convertible Senior Notes | American Depositary Shares
Debt Instrument [Line Items]
Debt instrument, initial conversion rate				37.1830
Debt instrument, conversion basis principle amount				$ 1,000
Debt instrument, initial conversion price | $ / shares				$ 26.89
Debt instrument, convertible threshold trading days | Day				20
Debt instrument, convertible threshold consecutive trading days | Day				30
Debt instrument, convertible threshold percentage				130.00%
Number of business days | Day				5
Convertible threshold percentage of the product of ADS sale price and conversion rate				98.00%
Purchase price of capped call options				$ 67,500,000
Settlement shares of capped call options | shares				27.9
Capped call options cap price | $ / shares				38.42
Cost of capped call recorded as reduction in additional paid-in capital				$ 67,500,000
2023 Convertible Senior Notes | American Depositary Shares | Convertible Period
Debt Instrument [Line Items]
Debt instrument, convertible threshold consecutive trading days | Day				10
2025 Convertible Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount			$ 1,200,000,000						$ 1,200,000,000
Debt instrument, payment terms			The 2025 Notes are senior, unsecured obligations of the Company, and interest is payable semi-annually in cash at a rate of 2.00% per annum on October 1 and April 1 of each year, beginning on October 1, 2019.
Debt instrument, frequency of periodic payment			semi-annually
Annual interest rate			2.00%
Loan agreement expiration date			Apr. 01, 2025
Debt instrument, repurchase date			Apr. 01, 2023		Apr. 01, 2023	Apr. 01, 2023
Percentage of repurchase price is equal to principal amount of convertible notes			100.00%
Effective interest rate					6.01%				6.01%
Net proceeds from issuance of notes			$ 1,179,000,000.0
Underwriting discounts and offering expenses			$ 21,000,000.0
Liability accreted remaining period					1 year 3 months	1 year 3 months
Aggregate schedule of maturities repayment of principal payments due in 2025					¥ 7,647,100				$ 1,200,000,000.0
2025 Convertible Senior Notes | American Depositary Shares
Debt Instrument [Line Items]
Debt instrument, initial conversion rate			33.0003
Debt instrument, conversion basis principle amount			$ 1,000
Debt instrument, initial conversion price | $ / shares			$ 30.30
Debt instrument, convertible threshold trading days | Day			20
Debt instrument, convertible threshold consecutive trading days | Day			30
Debt instrument, convertible threshold percentage			130.00%
Number of business days | Day			5
Convertible threshold percentage of the product of ADS sale price and conversion rate			98.00%
Purchase price of capped call options			$ 84,500,000
Settlement shares of capped call options | shares			39.6
Capped call options cap price | $ / shares			40.02
Cost of capped call recorded as reduction in additional paid-in capital			$ 84,500,000
2025 Convertible Senior Notes | American Depositary Shares | Convertible Period
Debt Instrument [Line Items]
Debt instrument, convertible threshold consecutive trading days | Day			10
2026 Convertible Senior Notes
Debt Instrument [Line Items]
Debt instrument, face amount		$ 800,000,000							$ 900,000,000
Debt instrument, payment terms		The convertible senior notes issued on December 21, 2020 and January 8, 2021 (collectively referred to as the “2026 Notes”) are senior, unsecured obligations of the Company, and interest is payable semi-annually in cash at a rate of 4.00% per annum on June 15 and December 15 of each year, beginning on June 15, 2021.
Debt instrument, frequency of periodic payment		semi-annually
Annual interest rate		4.00%
Loan agreement expiration date		Dec. 15, 2026
Debt instrument, repurchase date		Aug. 01, 2024
Percentage of repurchase price is equal to principal amount of convertible notes		100.00%
Additional debt principal amount offered		$ 100,000,000
Debt instrument additional principal amount issued pursuant to underwriters exercise of option	$ 100,000,000
Effective interest rate					6.94%				6.94%
Net proceeds from issuance of notes					¥ 5,783,257	$ 884,300,000
Underwriting discounts and offering expenses					¥ 103,021				$ 15,700,000
Liability accreted remaining period					2 years 7 months 2 days	2 years 7 months 2 days
Aggregate schedule of maturities repayment of principal payments due in 2026					¥ 5,735,300				900,000,000.0
2026 Convertible Senior Notes | American Depositary Shares
Debt Instrument [Line Items]
Debt instrument, initial conversion rate		44.8179
Debt instrument, conversion basis principle amount		$ 1,000
Debt instrument, initial conversion price | $ / shares		$ 22.31
Debt instrument, convertible threshold trading days | Day		20
Debt instrument, convertible threshold consecutive trading days | Day		30
Debt instrument, convertible threshold percentage		130.00%
Number of business days | Day		5
Convertible threshold percentage of the product of ADS sale price and conversion rate		98.00%
2026 Convertible Senior Notes | American Depositary Shares | Convertible Period
Debt Instrument [Line Items]
Debt instrument, convertible threshold consecutive trading days | Day		10
2023 Notes, 2025 Notes and 2026 Notes
Debt Instrument [Line Items]
Debt Instrument, description of events of default					Under the terms of the indentures governing the 2023 Notes, 2025 Notes and 2026 Notes, events of default include: (i) default in any payment of interest or additional amounts as defined under the respective indenture for a period of 30 days; (ii) default in the payment of principal of any notes when due; (iii) failure by the Company to comply with its obligation to convert the notes upon exercise of a holder’s conversion right for a period of five business days; (iv) failure by the Company to issue a Fundamental Change Company Notice or a Make-Whole Fundamental Change as defined under the respective indenture or a specified corporate event when due for a period of five business days; (v) failure by the Company to comply with its obligations relating to consolidation, merger, sale, conveyance and lease under article 11 of the respective indenture; (vi) failure by the Company for 60 days after written notice from the trustee or by the trustee at the request of the holders of at least 25% in aggregate principal amount of the respective notes then outstanding has been received by the Company to comply with any of other agreements contained in the respective notes or the indenture; (vii) default by the Company or its significant subsidiaries (defined in Article 1, Rule 1-02 of Regulation S-X), with respect to any mortgage, agreement or other instrument under which there may be outstanding, secured or evidenced any indebtedness in excess of US$60 million (or an equivalent amount in foreign currency), resulting in accelerated maturity or a failure to pay principal or interest when due, and such indebtedness is not discharged, or such acceleration is not otherwise cured or rescinded, within 30 days; (viii) a delay in payment or discharge of a final judgment for the payment of US$60 million (or an equivalent amount in foreign currency) rendered against the Company or any of its significant subsidiaries; (ix) the Company or any of its significant subsidiaries shall commence a voluntary case or other proceeding seeking liquidation, reorganization or other relief; and (x) an involuntary case or other proceeding shall be commenced against the Company or its significant subsidiaries seeking liquidation, reorganization or other relief, and such involuntary case or other proceeding shall remain undismissed and unstayed for a period of 30 consecutive days. The indentures for these convertible notes define a “fundamental change” to include, among other things: (i) any person or group gaining control of the Company, (ii) any recapitalization, reclassification or change of the Company’s ordinary shares or ADSs as a result of which these securities would be converted into, or exchanged for, stock, other securities, other property or assets; (iii) the shareholders of the Company approving any plan or proposal for the liquidation or dissolution of the Company; (iv) the Company’s ADSs ceasing to be listed on Nasdaq Stock Market; or (v) any change in or amendment to the laws, regulations and rules of the PRC resulting in the Group being legally prohibited from operating substantially all of the business operations conducted by the Group being unable to continue to derive substantially all of the economic benefits from the business operations conducted by these entities. Upon the occurrence of an event of default, the trustee may declare the whole principal of, and accrued and unpaid interest on, all the notes to be due and payable immediately, subject to certain exceptions and conditions under the respective indenture. The Company may also be required to pay additional interest. Upon the occurrence of a fundamental change, holders of the notes will have the right, at their option, to require the Company to repurchase all of their notes or any portion of the principal amount and accrued and unpaid interests. In the event of a fundamental change, the Company may also be required to issue additional ADSs upon conversion of its convertible notes. As of December 31, 2021, there was no such event of default or fundamental change.	Under the terms of the indentures governing the 2023 Notes, 2025 Notes and 2026 Notes, events of default include: (i) default in any payment of interest or additional amounts as defined under the respective indenture for a period of 30 days; (ii) default in the payment of principal of any notes when due; (iii) failure by the Company to comply with its obligation to convert the notes upon exercise of a holder’s conversion right for a period of five business days; (iv) failure by the Company to issue a Fundamental Change Company Notice or a Make-Whole Fundamental Change as defined under the respective indenture or a specified corporate event when due for a period of five business days; (v) failure by the Company to comply with its obligations relating to consolidation, merger, sale, conveyance and lease under article 11 of the respective indenture; (vi) failure by the Company for 60 days after written notice from the trustee or by the trustee at the request of the holders of at least 25% in aggregate principal amount of the respective notes then outstanding has been received by the Company to comply with any of other agreements contained in the respective notes or the indenture; (vii) default by the Company or its significant subsidiaries (defined in Article 1, Rule 1-02 of Regulation S-X), with respect to any mortgage, agreement or other instrument under which there may be outstanding, secured or evidenced any indebtedness in excess of US$60 million (or an equivalent amount in foreign currency), resulting in accelerated maturity or a failure to pay principal or interest when due, and such indebtedness is not discharged, or such acceleration is not otherwise cured or rescinded, within 30 days; (viii) a delay in payment or discharge of a final judgment for the payment of US$60 million (or an equivalent amount in foreign currency) rendered against the Company or any of its significant subsidiaries; (ix) the Company or any of its significant subsidiaries shall commence a voluntary case or other proceeding seeking liquidation, reorganization or other relief; and (x) an involuntary case or other proceeding shall be commenced against the Company or its significant subsidiaries seeking liquidation, reorganization or other relief, and such involuntary case or other proceeding shall remain undismissed and unstayed for a period of 30 consecutive days. The indentures for these convertible notes define a “fundamental change” to include, among other things: (i) any person or group gaining control of the Company, (ii) any recapitalization, reclassification or change of the Company’s ordinary shares or ADSs as a result of which these securities would be converted into, or exchanged for, stock, other securities, other property or assets; (iii) the shareholders of the Company approving any plan or proposal for the liquidation or dissolution of the Company; (iv) the Company’s ADSs ceasing to be listed on Nasdaq Stock Market; or (v) any change in or amendment to the laws, regulations and rules of the PRC resulting in the Group being legally prohibited from operating substantially all of the business operations conducted by the Group being unable to continue to derive substantially all of the economic benefits from the business operations conducted by these entities. Upon the occurrence of an event of default, the trustee may declare the whole principal of, and accrued and unpaid interest on, all the notes to be due and payable immediately, subject to certain exceptions and conditions under the respective indenture. The Company may also be required to pay additional interest. Upon the occurrence of a fundamental change, holders of the notes will have the right, at their option, to require the Company to repurchase all of their notes or any portion of the principal amount and accrued and unpaid interests. In the event of a fundamental change, the Company may also be required to issue additional ADSs upon conversion of its convertible notes. As of December 31, 2021, there was no such event of default or fundamental change.
Interest cost recognized					¥ 1,115,700	$ 175,100,000	¥ 799,200	¥ 669,800
2023 Notes, 2025 Notes and 2026 Notes | Minimum
Debt Instrument [Line Items]
Events of default, indebtedness amount									$ 60,000,000